Non-Current Provisions And Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Non-Current Provisions and Other Non-Current Liabilities
The line item Non-current provisions and other non-current liabilities comprises the following:

(€ million)	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
Provisions	5,018	5,760	5,822
Other non-current liabilities (a)	2,070	422	519
Total	7,088	6,182	6,341
(a) Includes €1,613 million at June 30, 2023 relating to the liability for royalties payable to Sobi on net sales of Beyfortus™ (nirsevimab) in the United States (see Note B.1.). Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability.

Summary of Movements in Non-Current Provisions
The table below shows movements in provisions:

(€ million)	Provisions for pensions & other post-employment benefits	Provisions for other long-term benefits	Restructuring provisions	Other provisions	Total
Balance at January 1, 2023	2,039	844	761	2,178	5,822
Increases in provisions and other liabilities	68	90	203	162	523
Provisions utilized	(65)	(65)	(7)	(66)	(203)
Reversals of unutilized provisions	(23)	(182)	(146)	(259)	(610)
Transfers (a)	(4)	—	(222)	(171)	(397)
Net interest related to employee benefits, and unwinding of discount	38	3	5	9	55
Currency translation differences	(12)	(11)	(1)	(15)	(39)
Actuarial gains and losses on defined-benefit plans (B.12.1.)	(133)	—	—	—	(133)
Balance at June 30, 2023	1,908	679	593	1,838	5,018
(a) Mainly transfers to the line “Current provisions and other current liabilities”.

Disclosure of Remeasurement of Net Defined Benefit Liability Asset
Actuarial gains and losses arising on pensions and other post-employment benefits and recognized in equity are as follows (amounts reported before tax):

(€ million)	June 30, 2023 (6 months)		June 30, 2022 (6 months)		December 31, 2022 (12 months)
Actuarial gains/(losses) on plan assets	34		(1,292)		(2,398)
Actuarial gains/(losses) on benefit obligations	99	(a)	2,402	(b)	3,048
(a)Includes the effects of (i) the change in discount rates (in a range between (-0.15%) and +0.40%) and (ii) the change in the inflation rate in the eurozone (-0.10%) in the first half of 2023.
(b)Includes the effects of (i) the change in discount rates (in a range between +1.70% and +2.30%) and (ii) the change in the inflation rate in the United Kingdom (-0.15%) and in the eurozone (+0.35%) in the first half of 2022.